Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Quarterly Financial Data (Unaudited)
Total interest income	$ 9,704	$ 9,651	$ 9,286	$ 8,208	$ 7,922	$ 7,297	$ 6,445	$ 5,997
Total interest expense	3,203	3,085	2,941	1,785	1,381	928	477	487	$ 11,014	$ 3,273
Net interest income	6,501	6,566	6,345	6,423	6,541	6,369	5,968	5,510	25,835	24,388
Provision for (reversal of ) Credit Losses	(154)	(154)	(146)						(454)
Provision for (reversal of) credit loss expense					15	15	(485)	(500)		(955)
Noninterest income	1,029	963	1,046	1,016	1,065	1,043	988	987
Noninterest expense	5,092	5,233	5,089	5,438	5,052	4,879	4,849	5,110	20,852	19,890
Income before income taxes	2,592	2,450	2,448	2,001	2,539	2,518	2,592	1,887	9,491	9,536
Provision for Federal Income Taxes	202	58	168	113	233	215	295	136	541	879
Net Income (Loss)	$ 2,390	$ 2,392	$ 2,280	$ 1,888	$ 2,306	$ 2,303	$ 2,297	$ 1,751	$ 8,950	$ 8,657
Earnings per share
Basic Earnings Per Share	$ 0.42	$ 0.42	$ 0.40	$ 0.33	$ 0.40	$ 0.40	$ 0.40	$ 0.30	$ 1.57	$ 1.50
Diluted Earnings Per Share	$ 0.42	$ 0.42	$ 0.40	$ 0.33	$ 0.40	$ 0.40	$ 0.40	$ 0.30	$ 1.57	$ 1.50